FT Vest U.S. Equity Moderate Buffer ETF - October Average Annual Total Returns		12 Months Ended	13 Months Ended		14 Months Ended	16 Months Ended		17 Months Ended	19 Months Ended		20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	28.42%	25.18%	33.75%	25.83%	26.01%	21.42%	25.07%	22.27%	24.95%	27.33%	23.46%	24.22%
FT Vest U.S. Equity Moderate Buffer ETF - October
Prospectus [Line Items]
Average Annual Return, Percent		8.34%			12.87%
Performance Inception Date	Oct. 20, 2023
FT Vest U.S. Equity Moderate Buffer ETF - October | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.34%			12.87%
FT Vest U.S. Equity Moderate Buffer ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.94%			9.83%